Share-based payments - Non-vested shares (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Share-based Payments
Share based payment expenses recognized | ¥		¥ 688,083		¥ 671,210		¥ 667,098
Employees
Share-based Payments
Share based payment expenses recognized | ¥		¥ 65,165		¥ 65,884		¥ 54,505
Restricted shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares) | shares		2,418,556		1,102,576		2,900,580
Non-vested shares movement
Outstanding at the beginning of the period | shares		2,923,502		3,930,258		2,419,865
Granted | shares		2,418,556		1,102,576		2,900,580
Vested | shares		(1,102,773)		(1,322,560)		(925,623)
Forfeited | shares		(839,468)		(786,772)		(464,564)
Outstanding at the end of the period | shares		3,399,817		2,923,502		3,930,258
Restricted shares | Employees
Share-based Payments
Aggregate fair value of the restricted shares at grant dates | ¥		¥ 693,266		¥ 527,552
Share based payment expenses recognized | ¥		¥ 617,192		605,326		¥ 612,593
2012 Stock Incentive Plan | Restricted shares
Share-based Payments
Vesting period		4 years
Vesting percentage on first anniversary from grant date		25.00%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date		75.00%
Period over which remaining three-fourth shares will vest on a monthly basis		3 years
Aggregate fair value of the restricted shares at grant dates | ¥						¥ 1,082,797
Unrecognized compensation cost related to non-vested shares | ¥	¥ 998,075	¥ 998,075	¥ 1,202,977	¥ 1,202,977
Weighted-average vesting period over which unrecognized compensation cost is to be recognized		2 years 4 months 17 days
Weighted average granted fair value per share of non-vested shares granted during the year (in dollars per share) | (per share)	¥ 41.43	¥ 286.64	¥ 65.59	¥ 478.47	$ 55.51	¥ 361.18
2012 Stock Incentive Plan | Restricted shares | Key management
Share-based Payments
Forfeiture rate (as a percent)		0.00%		0.00%		0.00%
2012 Stock Incentive Plan | Restricted shares | Employees
Share-based Payments
Forfeiture rate (as a percent)		25.00%		22.00%		18.00%